DISCONTINUED OPERATION - Narrative (Details) - Discontinued operations $ in Thousands	Dec. 18, 2025 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of interest to be sold	100.00%
Consideration received	$ 1,418